Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table
Year	Summary Compensation Table Total for PEO[1]	Compensation Actually Paid to PEO[2,8]	Average Summary Compensation Table Total for Non-PEO Named Executive Officers[3]	Average Compensation Actually Paid to Non-PEO Named Executive Officers[4,8]	Value of initial fixed $100 investment based on:		Net Income[7] (millions)	Company-Selected Performance Measure: Trailing 12 Month Adjusted Operating Return on Equity excluding AOCI and notable items[7]
					TSR[5]	Peer Group TSR[6]
2025	$13,063,229	$10,647,089	$5,119,716	$4,535,138	$195.32	$201.00	$1,182	15.7%
2024	$11,455,249	$15,789,113	$4,252,819	$6,160,091	$201.29	$189.87	$717	15.4%
2023	$13,534,431	$20,003,838	$4,685,824	$5,914,312	$149.8	$157.83	$902	14.4%
2022	$11,354,662	$19,808,104	$3,114,364	$4,238,584	$128.73	$150.82	$623	12.5%
2021	$16,109,515	$9,495,022	$3,249,851	$2,356,848	$96.77	$136.68	$617	8.4%
[1]The dollar amounts reported for Mr. Cheng for 2025 under "Summary Compensation Table Total" is the amount of total compensation reported in the "Total" column of the Summary Compensation Table as reflected on page 55. Mr. Cheng became CEO on January 1, 2024. Compensation figures for the years 2021-2023 represent the compensation for Ms. Manning, our prior CEO.

[2]The dollar amounts reported for Mr. Cheng for 2025 under "Compensation Actually Paid" represent the amount of compensation actually paid to Mr. Cheng as computed in accordance with Item 402(v) of Regular S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Cheng during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to Mr. Cheng's total compensation for each year to determine the compensation actually paid. See "Compensation Actually Paid to PEO" table below for additional information.

[3]The dollar amounts reported under "Average Summary Compensation Total" for non-PEO NEOs represent the average of the amounts reported for the Company's named executive officers ("NEOs") as a group (excluding any individual serving as our CEO for such year) in the "Total" column of the Summary Compensation Table in each applicable year. The names of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Axel André, My Chi To, Leslie Barbi, and Ronald Herrmann, (ii) for 2024, Axel André, Todd Larson, Leslie Barbi, Ronald Herrmann and Mark Brooks, (iii) for 2022 and 2023, Todd Larson, Tony Cheng, Leslie Barbi and Ronald Herrmann; and (iv) for 2021, Todd Larson, Tony Cheng, Leslie Barbi, Ronald Herrmann and Alain Néemeh.

[4]The dollar amounts reported under "Average Compensation Actually Paid" for non-PEO NEOs represent the average amount of compensation actually paid to the NEOs as a group (excluding the CEO), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to the NEOs' total compensation for each year to determine the compensation actually paid. See "Compensation Actually Paid to non-PEO NEOs" table below for additional information.

[5]Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement of dividends for the measurement period, assuming dividend reinvestment and the difference between the Company's share price at the end and the beginning of the measurement period by the Company's share price at the beginning of the measurement period.

[6]Represents the weighted peer group TSR, weighted according to the respective companies' stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the S&P Life & Health Insurance sub-index.

[7]The Company selected performance measure was updated in 2025 to Operating Return on Equity excluding AOCI and notable items to better align with how results are reported and with how management is compensated. See "Use of Non-GAAP Financial Measures" on page 81 for reconciliations from GAAP figures to adjusted operating figures.

[8]The assumptions used in calculating the fair value of the equity awards did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table, except that the fair value calculations of (i) the options granted on or between March 22, 2022 and June 6, 2025 used an estimated term between 1.29 years and 5.5 years in FY25, as compared to an estimated term of 6.00 years to 6.25 years used to calculate the grant date fair value of such awards, and (ii) the FY22-24 PSU assumed a payout above target, the FY23-25 PSU assumed a payout above target, the FY24-26 PSU assumed a payout at target, and the FY25-27 PSU assumed a payout at target in FY25 in each case as compared to the grant date fair value calculations which assumed a payout at target.

Compensation Actually Paid to PEO
PEO
2025
Total Compensation as reported in Summary Compensation Table ("SCT")	$13,063,229
Minus Pension values reported in SCT	352,131
Minus Fair value of equity awards granted during fiscal year	7,500,001
Plus Pension value attributable to current year's service and any change in pension value attributable to plan amendments made in the current year	352,131
Plus Fair value of equity compensation granted in current year - value at end of year-end	6,548,363
Plus Fair value of equity compensation granted in current year - vesting date value	497,346
Plus Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	(285,356)
Plus Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	(1,676,492)
Plus Dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—
Plus Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—
Compensation Actually Paid to PEO	$10,647,089

Compensation Actually Paid to Non-PEO NEOs
Non-PEO NEO Averages
2025
Total Compensation as reported in Summary Compensation Table ("SCT")	$5,119,716
Minus Pension values reported in SCT	—
Minus Fair value of equity awards granted during fiscal year	2,684,464
Plus Pension value attributable to current year's service and any change in pension value attributable to plan amendments made in the current year	—
Plus Fair value of equity compensation granted in current year - value at end of year-end	2,315,289
Plus Fair value of equity compensation granted in current year - vesting date value	242,080
Plus Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	(154,394)
Plus Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	(303,089)
Plus Dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—
Plus Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—
Average Compensation Actually Paid to non-PEO NEOs	$4,535,138

Company Selected Measure Name		•Adjusted Operating Return on Equity, excluding AOCI and notable items;•Adjusted Operating Income per share, excluding notable items;•New Business Embedded Value; and•Book Value per Share Growth Rate, excluding AOCI and cumulative change in fair value of funds withheld embedded derivatives.
PEO Total Compensation Amount	[1]	$ 13,063,229	$ 11,455,249	$ 13,534,431	$ 11,354,662	$ 16,109,515
PEO Actually Paid Compensation Amount	[2]	10,647,089	15,789,113	20,003,838	19,808,104	9,495,022
Non-PEO NEO Average Total Compensation Amount	[3]	5,119,716	4,252,819	4,685,824	3,114,364	3,249,851
Non-PEO NEO Average Compensation Actually Paid Amount	[4],[5]	4,535,138	6,160,091	5,914,312	4,238,584	2,356,848
Total Shareholder Return Amount	[6]	195.32	201.29	149.8	128.73	96.77
Peer Group Total Shareholder Return Amount	[7]	201.00	189.87	157.83	150.82	136.68
Net Income (Loss)	[8]	$ 1,182,000,000	$ 717,000,000	$ 902,000,000	$ 623,000,000	$ 617,000,000
Company Selected Measure Amount	[8]	0.157	0.154	0.144	0.125	0.084
PEO Name		Mr. Cheng
Additional 402(v) Disclosure

*TSR figures represent cumulative amount of $100 invested in Company common stock on January 1, 2021.

PEO | Pension Values Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (352,131)
PEO | Fair Value Of Equity Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(7,500,001)
PEO | Pension Value Attributed To Current Years Service [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		352,131
PEO | Fair Value Of Equity Awards Granted Value At End Of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		6,548,363
PEO | Fair Value Of Equity Awards Granted Vesting Date Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		497,346
PEO | Change In Fair Value To Vesting Date For Awards In Prior Fiscal Year Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(285,356)
PEO | Change In Fair Value To Vesting Date For Awards In Prior Fiscal Year Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,676,492)
PEO | Dividends Or Other Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Fair Value Of Awards Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Pension Values Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Fair Value Of Equity Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,684,464)
Non-PEO NEO | Pension Value Attributed To Current Years Service [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Fair Value Of Equity Awards Granted Value At End Of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,315,289
Non-PEO NEO | Fair Value Of Equity Awards Granted Vesting Date Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		242,080
Non-PEO NEO | Change In Fair Value To Vesting Date For Awards In Prior Fiscal Year Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(154,394)
Non-PEO NEO | Change In Fair Value To Vesting Date For Awards In Prior Fiscal Year Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(303,089)
Non-PEO NEO | Dividends Or Other Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Fair Value Of Awards Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0

[1]
[1]The dollar amounts reported for Mr. Cheng for 2025 under "Summary Compensation Table Total" is the amount of total compensation reported in the "Total" column of the Summary Compensation Table as reflected on page 55. Mr. Cheng became CEO on January 1, 2024. Compensation figures for the years 2021-2023 represent the compensation for Ms. Manning, our prior CEO.

[2]
[2]The dollar amounts reported for Mr. Cheng for 2025 under "Compensation Actually Paid" represent the amount of compensation actually paid to Mr. Cheng as computed in accordance with Item 402(v) of Regular S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Cheng during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to Mr. Cheng's total compensation for each year to determine the compensation actually paid. See "Compensation Actually Paid to PEO" table below for additional information.

[3]
[3]The dollar amounts reported under "Average Summary Compensation Total" for non-PEO NEOs represent the average of the amounts reported for the Company's named executive officers ("NEOs") as a group (excluding any individual serving as our CEO for such year) in the "Total" column of the Summary Compensation Table in each applicable year. The names of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Axel André, My Chi To, Leslie Barbi, and Ronald Herrmann, (ii) for 2024, Axel André, Todd Larson, Leslie Barbi, Ronald Herrmann and Mark Brooks, (iii) for 2022 and 2023, Todd Larson, Tony Cheng, Leslie Barbi and Ronald Herrmann; and (iv) for 2021, Todd Larson, Tony Cheng, Leslie Barbi, Ronald Herrmann and Alain Néemeh.

[4]
[4]The dollar amounts reported under "Average Compensation Actually Paid" for non-PEO NEOs represent the average amount of compensation actually paid to the NEOs as a group (excluding the CEO), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to the NEOs' total compensation for each year to determine the compensation actually paid. See "Compensation Actually Paid to non-PEO NEOs" table below for additional information.

[5]
[8]The assumptions used in calculating the fair value of the equity awards did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table, except that the fair value calculations of (i) the options granted on or between March 22, 2022 and June 6, 2025 used an estimated term between 1.29 years and 5.5 years in FY25, as compared to an estimated term of 6.00 years to 6.25 years used to calculate the grant date fair value of such awards, and (ii) the FY22-24 PSU assumed a payout above target, the FY23-25 PSU assumed a payout above target, the FY24-26 PSU assumed a payout at target, and the FY25-27 PSU assumed a payout at target in FY25 in each case as compared to the grant date fair value calculations which assumed a payout at target.

[6]
[5]Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement of dividends for the measurement period, assuming dividend reinvestment and the difference between the Company's share price at the end and the beginning of the measurement period by the Company's share price at the beginning of the measurement period.

[7]
[6]Represents the weighted peer group TSR, weighted according to the respective companies' stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the S&P Life & Health Insurance sub-index.

[8]
[7]The Company selected performance measure was updated in 2025 to Operating Return on Equity excluding AOCI and notable items to better align with how results are reported and with how management is compensated. See "Use of Non-GAAP Financial Measures" on page 81 for reconciliations from GAAP figures to adjusted operating figures.